DEBT (Details - Schedule of Notes Payable - Financing Agreements) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 259,062	$ 74,575	$ 52,503
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 10,824		$ 22,266
Notes Payable, Interest	8.73%		7.75%
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 117,552	$ 17,753	$ 12,667
Notes Payable, Interest	8.00%	6.24%	6.24%
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 10,811	$ 16,094	$ 17,570
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 119,875	$ 40,728